Loss Per Share (Details) - Schedule of Loss Per Share - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss Per Share [Abstract]
Net loss attributable to owners of the Company	$ (4,339,832)	$ (5,944,728)	[1],[2]
Weighted average number of shares outstanding	2,060,714	209,955
Basic loss per share from continuing operations	$ (2.11)	$ (21.55)	[1],[2]
Basic and diluted loss per share	$ (2.11)	$ (28.31)	[1],[2]
Net loss from continuing operations	$ (4,339,832)	$ (4,523,866)	[1],[2]

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Revised for the reclassification of certain activities as discontinued operations (see Note 2).